As filed with the Securities and Exchange Commission on May 6, 2019

1933 Act Registration No. 333-229995

1940 Act Registration No. 811- 23429

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2	☒

(Check appropriate box or boxes)

HOMESTEAD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

4301 Wilson Boulevard, Arlington, VA 22203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(703) 907-6366

Jack Delaney, Esq.

Homestead Funds Trust

4301 Wilson Boulevard

Arlington, VA 22203

Copies to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE:

This Post-Effective Amendment No. 1 to the Registration Statement of Homestead Funds Trust (the “Registrant”) on Form N-1A is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on April 15, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 6th day of May, 2019.

Homestead Funds Trust

*By:	/s/ Mark D. Santero
Mark D. Santero
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

James F. Perna*	Chairman of the Board and Trustee	May 6, 2019
James F. Perna

Mark D. Santero*	President, Chief Executive Officer and Trustee	May 6, 2019
Mark D. Santero

Anthony M. Marinello*	Trustee	May 6, 2019
Anthony M. Marinello

Douglas W. Johnson*	Trustee	May 6, 2019
Douglas W. Johnson

Sheldon C. Petersen*	Trustee	May 6, 2019
Sheldon C. Petersen

Kenneth R. Meyer*	Trustee	May 6, 2019
Kenneth R. Meyer

Mark Rose*	Trustee	May 6, 2019
Mark Rose

Peter J. Tonetti*	Trustee	May 6, 2019
Peter J. Tonetti

Amy M. DiMauro*	Treasurer	May 6, 2019
Amy M. DiMauro

* By:	/s/ Danielle C. Sieverling
Danielle C. Sieverling
Chief Compliance Officer and Secretary
Signed pursuant to Powers of Attorney

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

HOMESTEAD FUNDS TRUST

4301 Wilson Boulevard

Arlington, VA 22203

May 6, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Homestead Funds Trust (the “Registrant”) File Nos. 333-229995, 811-23429

Commissioners:

Enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 2 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”).

The sole purpose of the Amendment is to file, as an exhibit to the Registration Statement, risk/return summary information from the Registrant’s Prospectus filed with the Securities and Exchange Commission on April 15, 2019 as Pre-Effective Amendment No. 1 under the 1933 Act and Amendment No. 1 under the 1940 Act in interactive data format to comply with Rule 405 of Regulation S-T.

The Registrant has specified on the cover of this filing that it is to become effective immediately upon filing pursuant to Rule 485(b).

No fee is required in connection with this filing. Please call the undersigned at (703) 907-6366 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Jack Delaney
Jack Delaney, Esq.
Secretary, Homestead Funds Trust
Attachment

cc:	Danielle C. Sieverling

Chief Compliance Officer